EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator for basic and diluted net earnings (loss) per share:
Net income (loss)	$ 22,566	$ 11,735	$ (7,493)
Weighted average shares outstanding, net of treasury stock:
Denominator for basic net earnings (loss) per share	46,816,899	45,289,296	43,475,844
Effect of dilutive securities:
Employee stock options and RSUs	1,706,221	2,402,572
Denominator for diluted net earnings (loss) per share	48,523,120	47,691,868	43,475,844
Basic net earnings (loss) per share	$ 0.48	$ 0.26	$ (0.17)
Diluted net earnings (loss) per share	$ 0.47	$ 0.25	$ (0.17)